Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-interest revenues
Gain on sale of securities									$ 16	$ (5)	$ 225
Other revenue									2,164	1,927	2,090
Total non-interest revenues									25,321	22,713	21,212
Interest income									6,961	7,292	5,331
Interest expense									(2,320)	(2,423)	(2,207)
Expenses
Salaries and employee benefits									6,252	5,566	5,080
Other									2,761	2,301	2,131
Total									21,894	19,411	16,182
Pretax loss	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
Income tax provision									2,057	1,907	704
Income from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885	4,899	4,057	2,137
Income (loss) from discontinued operations, net of tax	0	0	(36)	0	0	0	0	0	(36)	0	7
Net income	1,192	1,235	1,331	1,177	1,062	1,093	1,017	885	4,935	4,057	2,130
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									15	0	211
Other revenue									3	8	4
Total non-interest revenues									18	8	215
Interest income									142	136	142
Interest expense									633	638	562
Total revenues net of interest expense									(473)	(494)	(205)
Expenses
Salaries and employee benefits									173	153	111
Other									186	117	161
Total									359	270	272
Pretax loss									(832)	(764)	(477)
Income tax provision									(346)	(292)	(164)
Net loss before equity in net income of subsidiaries and affiliates									(486)	(472)	(313)
Equity in net income of subsidiaries and affiliates									5,385	4,529	2,450
Income from continuing operations									4,899	4,057	2,137
Income (loss) from discontinued operations, net of tax									(36)	0	7
Net income									$ 4,935	$ 4,057	$ 2,130